Note 18 - Segmented Information (Tables)	12 Months Ended
Nov. 30, 2017
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
	November 30,	November 30,	November 30,
	2017	2016	2015
	$	$	$
Revenue
United States	5,504,452	2,247,002	4,093,781
	5,504,452	2,247,002	4,093,781
Total assets
Canada	7,396,781	7,974,689	5,224,299
Total property and equipment
Canada	3,267,551	1,889,638	1,759,438